CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
Total cash and cash equivalents	₽ 30,586	₽ 18,470	₽ 33,464	₽ 61,566
Restricted cash balances in Ukraine	1,330	3,617
Russian Rubles
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	16,879	7,657
Short-term deposits with an original maturity of less than 92 days	6,595	504
Turkmenian Manat
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	1,267	1,252
USD
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	1,119	3,904
Short-term deposits with an original maturity of less than 92 days	2,603	50
Euro
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	983	1,173
Ukraine Hryvna
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	403	1,538
Short-term deposits with an original maturity of less than 92 days	352	1,990
Other currencies
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	318	394
Short-term deposits with an original maturity of less than 92 days	₽ 67	₽ 8